23. Provision for legal and administrative proceedings (Details Narrative 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 16,757,282	R$ 16,278,920
Tax Claim Municipal Taxes - Payment of ISS & Punitive Fine For Failure To Pay Alleged Tax [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	269,547	183,962
Tax Claim Municipal Taxes - Collection Of ISS On Imports Of Services [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 107,519	R$ 66,939